DERIVATIVE LIABILITIES - Warrants Narrative (Details) - CAD ($) $ / shares in Units, $ in Thousands				10 Months Ended	12 Months Ended
	Dec. 21, 2021	Mar. 10, 2021	Nov. 12, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Nov. 12, 2021
Disclosure of financial liabilities [line items]
Units issued in the period, gross proceeds			$ 69,143		$ 0	$ 64,839
Units issued during the period (in shares)			37,375,000			37,375,000
Units issued in the period, price per unit (in CAD per share)			$ 1.85
Number of units, including units sold pursuant to the full exercise of the over-allotment option granted (in shares)			4,875,000
Number of common shares included in each unit (in shares)			1
Number of warrants issued in each unit that is issued (in shares)	0.5		0.5
Number of warrants issued in the period (in shares)			18,687,500
Warrant term					3 years
Warrant exercise price (in CAD per share)			$ 2.50
Liabilities				$ 74,212	$ 69,049	$ 74,212
Share issuance costs			$ 4,305
Share issue costs allocated to derivative liabilities (Note 13)		$ 1,174			0	803
Share issue costs allocated to derivative warrants					85	0
Issued capital				$ 730,803	$ 769,725	$ 730,803	$ 3,502
Number of warrants exercised in the period (shares)				1,743,850	0	1,743,850
Derivative liability, warrants
Disclosure of financial liabilities [line items]
Liabilities			12,894	$ 35,019	$ 4,138	$ 35,019
Share issue costs allocated to derivative liabilities (Note 13)			$ 803
Revaluation of Top-up Rights					$ (30,881)	$ 29,257
Derivative liability, warrants | Expected future volatility of Common Shares
Disclosure of financial liabilities [line items]
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities					$ 1,042
Percentage of reasonably possible decrease in unobservable input, liabilities					10.00%
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities					$ (1,015)